SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Factory lease		$ 90,483	$ 45,787
Purchase of equipment		1,069,239	2,130,283	2,518,792
Purchase of fixed assets			9,963	1,108,384
Shuifu Yongcheng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	31,535	44,848
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties		31,535	44,848
Amount due to related parties		9,239,059	13,387,546
Revenues		5,563,516	7,530,945	1,514,040
Li Hongqi [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	4,692,339	5,980,153
Li Hongliang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	1,106,442	4,036,942
Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]	2,379,668	2,396,639
Purchase of equipment		1,069,239	2,130,283	2,518,792
Purchase of fixed assets			9,963	1,108,384
Sichuan Hongzhuo Shuya Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]	1,054,882	969,653
Li Hongguang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	5,728	4,159
Equipment Sales to Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues		1,692,268	2,222,816	1,467,391
LNG/CNG Sales to Sichuan Hongzhuo Shuya Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues		3,871,248	5,308,129	46,649
Sichuan TIBO Fluid Technology Co Ltd (Lessor) [Member]
Related Party Transaction [Line Items]
Factory lease		$ 90,483	$ 45,787

[1]	This is a loan from the Company to Shuifu Yongcheng. The loan is non-interest bearing and due on demand. As of the date in which the CFS was released, the balance of RMB220,978 (US$31,535) was still outstanding.
[2]	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $10.1 million, and they were credited to amount due to related parties. During fiscal year 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.
[3]	The balance is for expenses paid on behalf of the Company.